Equity (Details 3) - Warrant [Member] - Performance Shares [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Outstanding at January 1, 2015	1,481,364
Granted - Shares	0
Exercised - Shares	0
Forfeited or expired - Shares	(1,075,000)
Outstanding at December 31, 2015	406,364	1,481,364
Exercisable at December 31, 2015	406,364
Weighted-Average Exercise Price, Outstanding, Beginning	$ 1.2
Granted - Weighted - Average Exercise Price	0
Exercised - Weighted - Average Exercise Price	0
Forfeited or expired - Weighted - Average Exercise Price	1.39
Weighted-Average Exercise Price, Outstanding, Ending	0.67	$ 1.2
Exercisable - Weighted - Average Exercise Price	$ 0.67
Outstanding - Weighted-Average Remaining Contractual Term	3 years 3 months 18 days	1 year 3 months 18 days
Exercisable - Weighted-Average Remaining Contractual Term	3 years 3 months 18 days
Outstanding - Aggregate Intrinsic Value	$ 0	$ 0
Exercisable - Aggregate Intrinsic Value	$ 0